Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net (loss) income	$ (107,159)	$ (67,859)	$ (91,186)	$ (360,320)	$ 25,620
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	28,358	28,780	38,880	40,720	33,911
Loss on disposal of property and equipment	1,853	1,066	1,637	4,144	1,300
Gain from sale of Unitrans	0	(35,440)	(35,440)	(5,416)
Share-based compensation	1,392	1,647	2,233	2,232	2,500
Change in fair value of preferred stock	70,451	10,716	18,387
Amortization of preferred stock issuance costs	1,120	16,112	16,112
Loss from debt extinguishment	0	15,876	15,876	0	0
Adjustments to contingent purchase obligations				(2,458)	(2,931)
Provision for bad debts	2,275	2,847	5,964	5,127	4,816
Deferred tax (benefit) provision	(9,041)	(10,193)	(27,066)	(43,441)	2,754
Impairment charges	0	4,402	4,402	373,661	0
Changes in (net of acquisitions):
Accounts receivable	34,556	(32,701)	(70,171)	(18,020)	19,041
Income tax receivable	3,557	3,599	26,017	(20,103)	(7,020)
Prepaid expenses and other assets	(15,636)	(768)	(753)	8,152	(6,028)
Accounts payable	(12,453)	(5,384)	28,960	32,901	(11,929)
Accrued expenses and other liabilities	10,274	17,329	20,596	11,675	7,355
Net cash (used in) provided by operating activities	9,547	(49,971)	(45,552)	28,854	69,389
Cash flows from investing activities:
Acquisition of business, net of cash acquired					(32,765)
Capital expenditures	(16,922)	(11,212)	(14,517)	(17,573)	(49,984)
Proceeds from sale of property and equipment	1,316	2,689	3,636	6,980	6,078
Proceeds from sale of business	0	88,512	88,512	1,000
Net cash (used in) provided by investing activities	(15,606)	79,989	77,631	(9,593)	(76,671)
Cash flows from financing activities:
Borrowings under revolving credit facilities	60,746	236,905	264,405	292,124	183,852
Payments under revolving credit facilities	(85,655)	(268,568)	(290,068)	(262,573)	(275,703)
Debt borrowings	557	56,780	56,927		110,000
Debt payments	(16,285)	(278,819)	(278,819)	(18,500)	(8,750)
Debt issuance cost	0	(4,672)	(4,672)	(871)	(2,798)
Cash collateralization of letters of credit			(175)
Payment of debt extinguishment costs	0	(10,960)	(10,960)
Cash collateralization of letters of credit	0	(1,211)		(2,455)	(3,317)
Preferred stock issuance costs	(1,120)	(16,112)	(16,112)
Proceeds from issuance of preferred stock and warrants	34,999	540,500	540,500
Preferred stock payments	0	(293,000)	(293,000)
Proceeds from issuance of common stock, net of issuance costs					3,786
Issuance of restricted stock units, net of taxes paid	(81)	(230)	(239)	(303)	(929)
Payment of capital lease obligation	(2,785)	(3,078)	(3,677)	(5,100)	(1,738)
Net cash (used in) provided by financing activities	(9,624)	(42,465)	(35,890)	2,322	4,403
Net (decrease) increase in cash and cash equivalents	(15,683)	(12,447)	(3,811)	21,583	(2,879)
Cash and cash equivalents:
Beginning of period	25,702	29,513	29,513	7,930	10,809
End of period	10,019	17,066	25,702	29,513	7,930
Supplemental cash flow information:
Cash paid for interest	7,436	24,625	28,129	19,473	16,725
Cash (refunds from) paid for income taxes, net	(1,329)	(2,215)	(25,254)	(3,943)	20,812
Non-cash sale of business				$ 3,860
Non-cash capital leases and other obligations to acquire assets	23,233	0	$ 7,193		12,417
Non-cash contingent purchase obligation					$ 4,114
Capital expenditures, not yet paid	$ 1,877	$ 0